Business Combination (Details) - Schedule of fair value of the equity instruments	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of fair value of the equity instruments [Abstract]
Common shares/warrants	14,554,807
Common shares Fair value per share/warrant (in Dollars per share) | $ / shares	$ 6.85
Common shares Fair value	99,715,000
Vested Founder shares subject to a one year lock-up restriction post Business Combination closing date shares/warrants	1,120,000
Vested Founder shares subject to a one year lock-up restriction post Business Combination closing date Fair value per share/warrant (in Dollars per share) | $ / shares	$ 6.39
Vested Founder shares subject to a one year lock-up restriction post Business Combination closing date Fair value	7,156,000
Unvested Tiberius Founder shares shares/warrants	1,842,152
Unvested Tiberius Founder shares Fair value per share/warrant (in Dollars per share) | $ / shares	$ 3.48
Unvested Tiberius Founder shares Fair value	6,407,000
Total Value of Consideration	113,278,000